DEI	12 Months Ended
Dec. 31, 2018 shares
Document Information [Abstract]
Entity Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Entity Central Index Key	0000915191
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	40-F
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2018
Entity Common Stock, Shares Outstanding	27,237,947
Entity Current Reporting Status	Yes